UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/28/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

Annual Report and Shareholder Letter
Franklin California
Tax-Free Income Fund
February 28, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Shareholder Letter
Dear Shareholder:
As approved by the Board of Trustees at a meeting held
on December 9, 2021, Franklin California Tax-Free Income
Fund’s fiscal year-end was changed to February 28.
Management believes changing the Fund’s fiscal year-end
to align with other funds overseen by the same board will
streamline the report review process. The following annual
report covers the shortened fiscal year for the transitional
11-month period between the Fund’s prior fiscal year-end,
March 31, 2021, and February 28, 2022. During this period,
the U.S. economy continued to recover from the COVID-19
pandemic amid declining unemployment, growing wages
and business confidence. Growth persisted in 2021’s second
half as the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued
to boost consumer spending. Inflation increased during the
reporting period due to increased demand for goods amid
supply-chain bottlenecks. Investors became concerned that
new, swiftly spreading COVID-19 variants could hinder the
economic recovery, and although growth slowed in 2021’s
third quarter, it accelerated in the fourth quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to encourage continued U.S. economic activity,
held the federal funds rate unchanged at 0.25%, and it
continued quantitative easing measures to bolster credit
markets. However, the Federal Reserve began decreasing
its asset purchases in November, accelerated its tapering in
December, and indicated in January that conditions would
soon be appropriate to raise the federal funds rate given
employment gains and persistent high inflation, which should result in higher short-term rates.
During the nine-month period, municipal bonds, as
measured by the Bloomberg Municipal Bond Index, posted a
-1.27% cumulative total return.
1
After benefiting from strong
demand earlier in the period, by the end of 2021 and into
2022, municipal bond valuations declined amid increased
U.S. Treasury bond volatility influenced by anticipation of
tighter monetary policy. However, municipal bond issuers
benefited from direct fiscal support from the U.S. government and from the reopening of businesses, leading to increased
consumer spending despite the ongoing uncertainty
surrounding COVID-19.
Franklin California Tax-Free Income Fund’s annual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated
commentary by our municipal bond team. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin California Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin California Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 37
Notes to Financial Statements 41
Report of Independent Registered
Public Accounting Firm 50
Tax Information 51
Board Members and Officers 52
Shareholder Information 57
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin California Tax-Free Income Fund
As approved by the Board of Trustees at a meeting held
on December 9, 2021, Franklin California Tax-Free Income
Fund’s fiscal year-end was changed to February 28.
Management believes changing the Fund’s fiscal year-end
to align with other funds overseen by the same board will
streamline the report review process. The following annual
report covers the shortened fiscal year for the transitional
11-month period between the Fund’s prior fiscal year-end,
March 31, 2021, and February 28, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes, including
alternative minimum tax, and exempt from California
personal income taxes for California residents as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal
securities that pay interest free from such taxes.

Performance Overview
The Fund’s Class A share price, as measured by net
asset value, decreased from $7.71 on March 31, 2021, to
$7.44 on February 28, 2022. The Fund’s Class A shares
paid dividends totaling 17.4369 cents per share for the
reporting period.

The Performance Summary beginning
on page 5 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.33%,
based on an annualization of February’s 1.4996 cents per
share monthly dividend and the maximum offering price
of $7.73 on February 28, 2022. An investor in the 2022
maximum combined effective federal and California personal
income tax bracket of 53.10% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.97% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the 11 months ending February 28, 2022, COVID-19
and its variants continued to be the main driver of market
forces. First, the Delta variant during the summer and
then, the Omicron variant toward the end of 2021, caused
COVID-19 daily new case rates to reach new highs.
Although adjusting some social distancing requirements,
health authorities broadly resisted returning to the general lockdowns seen at the beginning of the pandemic, thereby
tempering the overall economic blow to local economies.
The U.S. Federal Reserve announced its intention to tighten
monetary policy beginning in 2022, which caused U.S.
Treasury (UST) yields to move higher.
Strong demand pushed ratios of 30-year municipal bonds
(munis) versus UST yields in June 2021 to all-time lows.
At the end of 2021 and into 2022, munis performed poorly
after fund flows turned negative as investors retreated from the muni market amid increased UST volatility. Muni issuer
fundamentals remained strong as they have benefited from
fiscal support and the reopening of businesses, leading
to increased consumer spending despite the ongoing
uncertainty surrounding COVID-19.
For the 11-month period, U.S. fixed income sectors
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +11.51%
total return for the period.
3
Investment-grade munis, as
measured by the Bloomberg Municipal Bond Index, posted a
-1.27% total return.
3
In comparison, USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a -0.58% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
-1.72% total return.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
State Update
During the 11-month period, California’s large, diverse
economy, with its recent trend of strong revenue and the
use of surplus funds to build reserves, has enabled the
state to deal with the economic and fiscal challenges of
the COVID-19 pandemic. California’s unemployment rate
began the period at 8.6% and ended at 5.4%, compared
with the 3.8% national rate. The state’s enacted fiscal year
(FY) 2021 budget provided increased spending, some of
which is one-time in nature, across many areas of state
government, including tax rebates for low-income families.
This was accomplished while maintaining strong reserves
due to the significant FY 2020 budget surplus that was
achieved despite a previously estimated budget shortfall.
California’s net tax-supported debt was $2,144 per capita
and 3.0% of personal income, compared with the $1,039
and 1.9% national medians, respectively.

Independent
credit rating agency Moody’s Investors Service assigned
California’s general obligations bonds an Aa2 rating with
a stable outlook.
5
The rating reflected Moody’s view of
the state’s massive and diverse economy, strong revenue
collection throughout the pandemic, and use of surpluses
to build reserves. Moody’s noted challenges, including high
revenue volatility given the state’s heavy reliance on income taxes, lower flexibility to adjust spending and raise revenue, relatively high debt and recurring costs, and underfunded
pensions.
*Does not include cash and cash equivalents.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Based on the combination of our value-oriented philosophy
of investing primarily for income and a positive-sloping
municipal yield curve, we favored the use of longer-term
bonds. Consistent with our strategy, we sought to purchase
bonds that ranged from 10 to 30 years in maturity with good
call features. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/22
% of Total
Investments*
Transportation 21.64%
Refunded 19.41%
Local 12.55%
Utilities 10.09%
Health Care 8.58%
Housing 7.89%
Education 5.80%
State General Obligation 4.34%
Special Tax 3.76%
Lease 2.74%
Industrial Dev. Revenue and Pollution Control 2.15%
Other Revenue Bonds 1.05%
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21
.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2022
Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
11-Month -1.30% -5.00%
1-Year -0.57% -4.30%
5-Year +17.51% +2.49%
10-Year +44.62% +3.36%
Advisor
11-Month -1.08% -1.08%
1-Year -0.19% -0.19%
5-Year +18.57% +3.47%
10-Year +46.75% +3.91%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.33% 4.97% 1.82% 3.88%
Advisor 2.66% 5.67% 2.14% 4.56%
See page 7 for Performance Summary footnotes.

Franklin California Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin California Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The price of debt securities generally falls as inflation increases, and debt securities that pay a fixed rather than variable interest rate are more vulnerable to inflation risk. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Municipal Bond California Exempt Index is the California component of the Bloomberg Municipal Bond Index, which is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(4/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.174369
A1 $0.185254
C $0.146097
R6 $0.194296
Advisor $0.192114
Total Annual Operating Expenses
9
Share Class
A 0.76%
Advisor 0.51%

Your Fund’s Expenses
Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $963.20 $3.65 $1,021.08 $3.76 0.75%
A1 $1,000 $963.90 $2.92 $1,021.82 $3.01 0.60%
C $1,000 $959.90 $5.59 $1,019.09 $5.76 1.15%
R6 $1,000 $964.40 $2.34 $1,022.41 $2.41 0.48%
Advisor $1,000 $964.30 $2.44 $1,022.32 $2.51 0.50%

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Period Ended
February 28,
2022
a
Year Ended March 31, Year Ended
March 31,
2019
b
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $7.71 $7.50 $7.44 $7.27
Income from investment operations
c
:
Net investment income
d
...................................... 0.18 0.22 0.22 0.14
Net realized and unrealized gains (losses) ........................ (0.28) 0.20 0.08 0.15
Total from investment operations ................................. (0.10) 0.42 0.30 0.29
Less distributions from:
Net investment income ....................................... (0.17) (0.21) (0.24) (0.12)
Net asset value, end of period ................................... $7.44 $7.71 $7.50 $7.44
Total return
e
................................................ (1.30)% 5.66% 3.98% 4.11%
Ratios to average net assets
f
Expenses
g
................................................. 0.75% 0.75% 0.76% 0.76%
Net investment income ........................................ 2.52% 2.79% 2.97% 3.38%
Supplemental data
Net assets, end of period (000’s) ................................. $2,412,285 $2,074,343 $1,395,165 $524,756
Portfolio turnover rate ......................................... 19.33% 14.41% 15.74% 14.12%
a
For the period April 1, 2021 to February 28, 2022.
b
For the period September 10, 2018 (effective date) to March 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
February 28,
2022
a
Year Ended March 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.70 $7.49 $7.43 $7.31 $7.38 $7.59
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.23 0.24 0.26 0.26 0.27
Net realized and unrealized gains (losses) (0.27) 0.20 0.07 0.12 (0.06) (0.22)
Total from investment operations ........ (0.08) 0.43 0.31 0.38 0.20 0.05
Less distributions from:
Net investment income .............. (0.19) (0.22) (0.25) (0.26) (0.27) (0.26)
Net asset value, end of period .......... $7.43 $7.70 $7.49 $7.43 $7.31 $7.38
Total return
d
....................... (1.17)% 5.83% 4.14% 5.34% 2.66% 0.68%
Ratios to average net assets
e
Expenses ......................... 0.59%
f
0.60%
f
0.61%
f
0.60%
f
0.59% 0.59%
Net investment income ............... 2.68% 2.97% 3.12% 3.54% 3.53% 3.54%
Supplemental data
Net assets, end of period (000’s) ........ $10,201,944 $11,084,478 $11,448,334 $11,824,206 $12,154,752 $12,425,129
Portfolio turnover rate ................ 19.33% 14.41% 15.74% 14.12% 13.05% 19.37%
a
For the period April 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Period Ended
February 28,
2022
a
Year Ended March 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.69 $7.47 $7.41 $7.30 $7.36 $7.58
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.19 0.20 0.22 0.22 0.23
Net realized and unrealized gains (losses) (0.28) 0.21 0.07 0.11 (0.06) (0.23)
Total from investment operations ........ (0.13) 0.40 0.27 0.33 0.16 —
Less distributions from:
Net investment income .............. (0.15) (0.18) (0.21) (0.22) (0.22) (0.22)
Net asset value, end of period .......... $7.41 $7.69 $7.47 $7.41 $7.30 $7.36
Total return
d
....................... (1.80)% 5.40% 3.57% 4.63% 2.23% (0.02)%
Ratios to average net assets
e
Expenses ......................... 1.15%
f
1.16%
f
1.16%
f
1.16%
f
1.15% 1.14%
Net investment income ............... 2.13% 2.42% 2.57% 2.98% 2.97% 2.99%
Supplemental data
Net assets, end of period (000’s) ........ $723,593 $1,018,197 $1,118,612 $1,124,954 $1,527,772 $1,659,070
Portfolio turnover rate ................ 19.33% 14.41% 15.74% 14.12% 13.05% 19.37%
a
For the period April 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
February 28,
2022
a
Year Ended March 31, Year Ended
March 31,
2018
b
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $7.69 $7.48 $7.42 $7.30 $7.46
Income from investment operations
c
:
Net investment income
d
......................... 0.20 0.24 0.25 0.27 0.18
Net realized and unrealized gains (losses) ........... (0.28) 0.20 0.07 0.12 (0.18)
Total from investment operations .................... (0.08) 0.44 0.32 0.39 —
Less distributions from:
Net investment income .......................... (0.19) (0.23) (0.26) (0.27) (0.16)
Net asset value, end of period ...................... $7.42 $7.69 $7.48 $7.42 $7.30
Total return
e
................................... (1.05)% 5.97% 4.28% 5.45% (0.05)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.47% 0.47% 0.47% 0.47% 0.49%
Expenses net of waiver and payments by affiliates ....... 0.47%
g,h
0.47%
g,h
0.46%
g
0.46%
g
0.48%
Net investment income ........................... 2.81% 3.08% 3.27% 3.68% 3.64%
Supplemental data
Net assets, end of period (000’s) .................... $345,058 $281,038 $186,078 $103,760 $85,534
Portfolio turnover rate ............................ 19.33% 14.41% 15.74% 14.12% 13.05%
a
For the period April 1, 2021 to February 28, 2022.
b
For the period August 1, 2017 (effective date) to March 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

A
Period Ended
February 28,
2022
a
Year Ended March 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.69 $7.48 $7.42 $7.30 $7.36 $7.58
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.24 0.24 0.26 0.27 0.28
Net realized and unrealized gains (losses) (0.28) 0.20 0.08 0.13 (0.06) (0.23)
Total from investment operations ........ (0.08) 0.44 0.32 0.39 0.21 0.05
Less distributions from:
Net investment income .............. (0.19) (0.23) (0.26) (0.27) (0.27) (0.27)
Net asset value, end of period .......... $7.42 $7.69 $7.48 $7.42 $7.30 $7.36
Total return
d
....................... (1.08) % 5.94% 4.24% 5.44% 2.89% 0.65%
Ratios to average net assets
e
Expenses ......................... 0.50%
f
0.51%
f
0.51%
f
0.51%
f
0.50% 0.49%
Net investment income ............... 2.78% 3.06% 3.22% 3.63% 3.62% 3.64%
Supplemental data
Net assets, end of period (000’s) ........ $2,619,688 $2,498,587 $1,888,402 $1,641,388 $1,572,721 $1,463,633
Portfolio turnover rate ................ 19.33% 14.41% 15.74% 14.12% 13.05% 19.37%
a
For the period April 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Statement of Investments, February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.7%
California 93.9%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ $ 10,000,000 $ 10,386,652
Alameda Corridor Transportation Authority ,
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/29 .... 20,000,000 16,772,784
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/30 .... 41,665,000 33,889,569
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 19,942,817
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,722,414
Alisal Union School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/32 ........................... 3,355,000 2,619,239
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/33 ........................... 3,610,000 2,738,553
GO, 2009 B, AGMC Insured, Zero Cpn., 2/01/34 ........................... 3,345,000 2,496,269
Alvord Unified School District ,
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 15,000,000 9,568,992
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/46 ........................... 42,500,000 54,007,746
GO, A, Pre-Refunded, AGMC Insured, 5%, 8/01/42 ........................ 34,690,000 36,645,493
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/24 ......... 26,855,000 25,863,626
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/26 ......... 29,430,000 27,202,328
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/27 ......... 22,860,000 20,628,741
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/28 ......... 14,425,000 12,688,899
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/29 ......... 24,810,000 21,245,016
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/32 ......... 13,665,000 10,723,382
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/33 ......... 37,070,000 28,253,216
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/34 ......... 24,970,000 18,462,364
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn., 3/01/37 ..... 15,080,000 10,642,090
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 7,889,514
Antelope Valley Community College District , GO , 2015 , Pre-Refunded , 5% , 8/01/39 ..
11,750,000 13,029,312
Baldwin Park Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/43 ....................... 5,000,000 5,278,216
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 25,000,000 4,271,523
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/53 .................. 60,000,000 6,975,444
Bay Area Toll Authority ,
Revenue, 2013 S-4, Pre-Refunded, 5%, 4/01/43 ........................... 36,040,000 37,633,501
Revenue, 2013 S-4, Pre-Refunded, 5.125%, 4/01/48 ....................... 47,355,000 49,512,304
Revenue, 2013 S-4, Pre-Refunded, 5.25%, 4/01/53 ........................ 32,760,000 34,292,713
Revenue, 2017 F-1, Pre-Refunded, 5%, 4/01/56 ........................... 60,000,000 70,578,378
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 84,260,000 92,561,725
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 72,000,000 78,510,730
Revenue, 2019 S-8, Pre-Refunded, 5%, 4/01/56 ........................... 25,000,000 30,934,503
a
Revenue, 2021 A, Refunding, Mandatory Put, 2%, 4/01/28 ................... 12,000,000 12,169,147
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 11,378,037
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 6,126,111
California Affordable Housing Agency ,
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/40 .............. 1,580,000 1,741,200
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/45 .............. 1,930,000 2,106,506
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/50 .............. 1,855,000 2,013,131
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... 880,000 882,994
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 9,072,735
b
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 17,000,000 17,065,814
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 37,000,000 37,143,242

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Community Housing Agency, (continued)
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 201 A-1 T, 4.25%,
2/01/38 ........................................................ $ 7,095,000 $ 6,820,053
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%,
2/01/57 ........................................................ 59,855,000 49,132,168
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 20,450,000 18,548,268
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 46,440,000 38,558,705
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 27,500,000 22,216,197
Summit at Sausalito Apartments, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ........ 36,260,000 30,063,982
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 5%, 6/01/49 ............................. 1,000,000 1,133,483
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/49 ..................... 3,525,000 3,820,945
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 5,705,000 5,791,395
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 1,120,000 1,236,400
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 1,000,000 1,096,563
Gold Country Settlement Funding Corp., Revenue, 2020 B-1, Refunding, 4%, 6/01/49 225,000 241,294
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,530,739
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 18,274,475
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 522,165
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 587,076
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 689,955
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 109,904
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 389,871
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 600,000 666,593
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 530,000 588,280
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 790,000 875,076
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 620,000 685,654
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 830,000 916,261
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 1,120,000 1,228,142
Sonoma County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%, 6/01/49 . 1,200,000 1,378,404
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 6,575,000 6,583,295
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/40 ................ 1,295,000 1,434,651
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/41 ................ 1,345,000 1,485,165
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/42 ................ 1,400,000 1,541,172
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/46 ................ 3,000,000 3,275,392
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/50 ................ 2,675,000 2,908,550
Art Center College of Design, Revenue, 2022 A, 3%, 12/01/51 ................ 650,000 601,373
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 10,000,000 11,010,376
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/27 ............... 475,000 558,235
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/28 ............... 395,000 475,217
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/29 ............... 400,000 489,064
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/30 ............... 425,000 529,929
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/31 ............... 475,000 603,320
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/47 ............. 11,000,000 12,422,947
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/26 7,620,000 7,044,224
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/27 7,365,000 6,648,002
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/28 4,120,000 3,621,493
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/30 5,685,000 4,715,181
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/31 7,615,000 6,126,883
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/32 7,615,000 5,944,824
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn., 9/01/26 ..... 3,655,000 3,146,833

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... $ 15,495,000 $ 17,019,547
University of San Francisco, Revenue, 2018 A, 5%, 10/01/48 ................. 10,000,000 11,718,611
University of San Francisco, Revenue, 2018 A, 5%, 10/01/53 ................. 10,000,000 11,692,072
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 650,000 762,905
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/45 .. 650,000 753,352
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. 650,000 750,723
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/55 .. 1,000,000 1,146,920
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. 500,000 571,463
California Health Facilities Financing Authority ,
Revenue, 1992 A, California Mortgage Insured, 6.5%, 12/01/22 ............... 140,000 140,650
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/35 .............................................. 1,000,000 1,110,417
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6.25%, 2/01/26 . 3,900,000 3,915,738
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/42 ........................................................ 7,750,000 8,936,810
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/47 ........................................................ 10,370,000 11,884,005
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/27 ................................................... 1,000,000 1,190,513
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/29 ................................................... 1,350,000 1,681,995
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 37,000,000 42,118,399
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 . 3,500,000 3,911,879
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 . 2,550,000 2,843,558
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/37 . 3,000,000 3,337,233
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/38 . 8,950,000 9,924,139
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/40 . 7,500,000 8,265,338
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 3%, 4/01/44 . 4,340,000 4,239,867
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 11,873,596
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 14,251,866
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/38 ............... 25,000,000 27,847,875
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/44 ............... 385,000,000 424,282,205
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2012 A, Refunding, 5%, 8/15/51 ..................................... 39,455,000 40,227,407
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016 B, 5%, 8/15/55 .............................................. 12,960,000 14,682,003
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017 A, 5%, 11/15/56 ............................................. 22,000,000 25,560,460
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 4,234,323
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 29,946,639
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/40 ........................................................ 800,000 946,105
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/50 ........................................................ 1,625,000 1,896,370
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/55 ........................................................ 1,600,000 1,854,195
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, Pre-Refunded,
5%, 10/01/38 ................................................... 3,890,000 4,259,229
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, 5%, 10/01/38 .. 5,110,000 5,546,046
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,110,235
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ 1,450,000 1,609,289

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ $ 1,160,000 $ 1,288,370
Sutter Health Obligated Group, Revenue, 2013 A, Pre-Refunded, 5%, 8/15/52 .... 89,990,000 95,134,386
Sutter Health Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%, 8/15/43 .... 20,000,000 22,440,070
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 53,265,000 60,736,444
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 36,705,000 42,611,929
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 36,810,000 40,230,496
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 12,897,033
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 34,500,000 40,164,372
California Housing Finance Agency ,
Revenue, 2019-1, A, 4.25%, 1/15/35 ................................... 48,408,117 54,713,962
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 14,716,739 16,226,775
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,934,175 5,275,116
a,b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-1, Mandatory Put, 3%,
9/01/36 ........................................................ 22,535,000 21,430,671
b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-2, Zero Cpn., 9/01/36 . 1,940,000 1,863,250
California Infrastructure & Economic Development Bank ,
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/40 ........................... 4,015,000 4,535,845
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/43 ........................... 1,900,000 2,146,477
Revenue, 2018, 5%, 10/01/48 ........................................ 10,000,000 11,770,892
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015 A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,498,186
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 5,000,000 6,168,215
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/26 ..................... 4,500,000 5,174,921
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/28 ..................... 5,750,000 6,932,218
a
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
0.55%, 8/01/24 .................................................. 26,900,000 26,928,805
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/44 ...... 8,000,000 9,527,118
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 30,300,000 35,955,150
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 933,198
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... 860,000 942,224
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/55 ....................................................... 915,000 992,206
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 19,061,767
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 4%, 7/01/50 ............................................ 10,000,000 11,080,396
a
Museum Associates, Revenue, 2021 A, Refunding, Mandatory Put, 1.2%, 6/01/28 . 15,000,000 14,474,250
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, FGIC Insured, 5%, 7/01/29 ................... 50,985,000 60,831,697
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 13,460,000 16,135,241
California Municipal Finance Authority ,
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 81,985,000 82,261,626
Revenue, Senior Lien, 2017 A, Refunding, 4%, 8/15/52 ..................... 27,350,000 28,629,545
1717 University Associates LLC, Revenue, 2020 A, 4.5%, 6/01/52 ............. 11,413,000 11,450,843
1717 University Associates LLC, Revenue, 2020 A-T, 5.25%, 6/01/52 ........... 3,407,000 3,415,690
California Institute of the Arts, Revenue, 2021, 4%, 10/01/51 ................. 2,355,000 2,544,512
b
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 5,000,000 5,080,045
Channing House, Revenue, 2017 B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 11,138,253
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 11,296,467
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/24 ................ 500,000 535,371
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/25 ................ 400,000 439,315

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/26 ................ $ 400,000 $ 449,654
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/27 ................ 500,000 573,401
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/28 ................ 400,000 466,807
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/29 ................ 600,000 710,798
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/30 ................ 700,000 841,023
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/46 ............................................ 15,000,000 16,589,221
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/42 ............................................ 5,500,000 6,329,237
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/47 ............................................ 20,750,000 23,731,294
Concordia University Irvine, Revenue, 2021, 4%, 1/01/37 .................... 1,040,000 1,160,499
Concordia University Irvine, Revenue, 2021, 4%, 1/01/38 .................... 1,000,000 1,113,676
Concordia University Irvine, Revenue, 2021, 4%, 1/01/39 .................... 1,100,000 1,222,694
Concordia University Irvine, Revenue, 2021, 4%, 1/01/40 .................... 1,175,000 1,302,848
Concordia University Irvine, Revenue, 2021, 4%, 1/01/41 .................... 1,280,000 1,416,055
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/42 .... 450,000 477,357
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/52 .... 1,000,000 1,049,746
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/56 .... 1,100,000 1,144,707
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/42 ......... 5,100,000 5,836,572
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/47 ......... 4,000,000 4,552,106
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 3,011,435
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 25,448,377
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,000,000 5,769,145
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 22,400,000 25,627,477
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 61,850,000 70,387,452
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 6,241,587
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... 8,650,000 9,580,824
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 11,794,598
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 22,329,059
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 33,895,000 35,794,272
University of La Verne, Revenue, 2017 A, Refunding, 4%, 6/01/47 ............. 10,500,000 11,438,004
California Pollution Control Financing Authority ,
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 . 7,250,000 8,332,281
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 11/21/45 1,905,000 2,163,843
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 16,685,487
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 995,000 1,103,709
b
California School Finance Authority ,
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 2.125%, 8/01/31 . 500,000 473,543
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/36 .... 325,000 350,359
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/41 .... 525,000 561,673
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/51 .... 800,000 849,628
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/29 ............................................ 350,000 383,241
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/38 ............................................ 465,000 501,532
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/48 ............................................ 675,000 717,966
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/40 800,000 876,978
California State Public Works Board ,
Revenue, 2012 A, Refunding, 5%, 4/01/31 ............................... 48,070,000 48,245,773

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State Public Works Board, (continued)
Revenue, 2012 A, Refunding, 5%, 4/01/32 ............................... $ 17,885,000 $ 17,950,398
Revenue, 2012 A, Refunding, 5%, 4/01/37 ............................... 29,000,000 29,106,041
Revenue, 2012 G, Refunding, 5%, 11/01/31 .............................. 16,520,000 16,986,183
Revenue, 2013 I, 5%, 11/01/38 ....................................... 40,000,000 42,313,516
Revenue, 2021 B, 5%, 5/01/30 ........................................ 1,250,000 1,551,406
State of California Department of Corrections & Rehabilitation, Revenue, 2019 C,
5%, 11/01/38 ................................................... 5,000,000 6,095,076
California State University ,
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/39 ........................... 1,530,000 1,677,359
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/39 ........................... 21,470,000 23,597,237
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/44 ........................... 30,045,000 33,021,844
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/44 ........................... 2,300,000 2,521,521
Revenue, 2015 A, Refunding, 5%, 11/01/43 .............................. 11,000,000 12,314,261
a
Revenue, 2016 B-2, Refunding, Mandatory Put, 0.55%, 11/01/26 .............. 12,000,000 11,463,449
Revenue, 2017 A, Refunding, 5%, 11/01/42 .............................. 29,105,000 33,770,916
Revenue, 2017 A, Refunding, 5%, 11/01/47 .............................. 63,000,000 72,931,005
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 19,920,000 24,045,759
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 16,870,000 20,243,477
Revenue, 2018 A, Refunding, 5%, 11/01/50 .............................. 17,385,000 20,704,862
Revenue, 2019 A, 5%, 11/01/44 ....................................... 13,100,000 15,966,955
Revenue, 2019 A, 5%, 11/01/49 ....................................... 90,295,000 109,222,141
Revenue, 2019 A, 5%, 11/01/51 ....................................... 40,470,000 48,827,257
California Statewide Communities Development Authority ,
Revenue, 2004 A, Pre-Refunded, AGMC Insured, 5.25%, 10/01/24 ............. 170,000 170,659
Adventist Health System/West Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 10,386,840
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 79,065,562
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/48 .................................................... 7,980,000 9,256,683
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5.25%, 10/01/43 ..................................... 3,000,000 3,299,711
Kaiser Foundation Hospitals, Revenue, 2012 A, 5%, 4/01/42 ................. 88,945,000 89,248,231
Marin General Hospital Obligated Group, Revenue, 2018 A, 5%, 8/01/34 ........ 1,225,000 1,409,852
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 4%, 1/01/34 ............................................ 3,485,000 3,784,514
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5.25%,
11/15/35 ....................................................... 2,000,000 2,136,172
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5.125%, 11/15/35 .................................. 2,000,000 2,133,731
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5.375%, 11/15/44 .................................. 7,250,000 7,765,246
Carlsbad Unified School District ,
GO, 2009 B, Refunding, 6%, 5/01/34 ................................... 14,000,000 15,415,483
GO, 2011 C, Zero Cpn., 8/01/35 ....................................... 33,000,000 39,373,891
GO, B, 2%, 8/01/23 ................................................ 1,000,000 1,014,493
GO, B, 2%, 8/01/24 ................................................ 1,000,000 1,019,127
Centinela Valley Union High School District ,
GO, 2004 A, Refunding, NATL Insured, 5.5%, 8/01/33 ...................... 15,630,000 19,104,487
GO, 2012 B, Refunding, AGMC Insured, 5%, 8/01/50 ....................... 3,850,000 3,919,057
Cerritos Public Financing Authority , Tax Allocation , 2002 A , AMBAC Insured , 5% ,
11/01/22 ........................................................ 1,675,000 1,679,827
Chabot-Las Positas Community College District ,
GO, B, 5%, 8/01/22 ................................................ 14,000,000 14,254,072
GO, B, 5%, 8/01/23 ................................................ 14,400,000 15,211,735
GO, B, 5%, 8/01/24 ................................................ 5,500,000 5,995,246

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
$ 27,500,000 $ 30,057,731
Charter Oak Unified School District , GO , 2015 A , Pre-Refunded , AGMC Insured , 5% ,
8/01/40 ......................................................... 5,000,000 5,597,947
Chico Unified School District , GO , 2012 A , Pre-Refunded , 5% , 8/01/43 ...........
8,000,000 8,450,964
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/41 ........................................................ 1,710,000 1,858,934
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/46 ........................................................ 1,000,000 1,075,165
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,250,000 1,335,397
Chino Valley Unified School District ,
GO, 2020 B, 4%, 8/01/45 ............................................ 3,000,000 3,394,525
GO, 2020 B, 3.375%, 8/01/50 ......................................... 20,500,000 21,141,904
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 15,151,660
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 650,000 701,220
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,500,000 1,609,240
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/45 ........... 850,000 915,078
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... 900,000 963,453
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/45 ........... 1,100,000 1,184,219
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/51 ........... 1,545,000 1,652,750
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/40 ........... 750,000 813,183
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/51 ........... 1,500,000 1,604,612
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/41 ........... 530,000 576,420
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/46 ........... 475,000 511,109
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/51 ........... 525,000 563,542
City of Irvine ,
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/23 ........................................................ 1,630,000 1,701,106
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/26 ........................................................ 1,245,000 1,369,783
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/27 ........................................................ 1,500,000 1,675,614
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/39 290,000 315,253
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/40 160,000 173,737
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/43 320,000 346,106
City of Long Beach ,
Harbor, Revenue, 2017 C, Refunding, 5%, 5/15/47 ......................... 12,210,000 14,152,959
Harbor, Revenue, 2019 A, 5%, 5/15/49 .................................. 18,205,000 22,011,096
City of Los Angeles ,
Revenue, 1993-1, Refunding, NATL, FHA Insured, 6.5%, 7/01/22 .............. 45,000 45,188
Department of Airports, Revenue, 2015 D, 5%, 5/15/41 ..................... 14,500,000 15,872,998
Department of Airports, Revenue, 2016 B, 5%, 5/15/41 ...................... 12,500,000 13,960,074
Department of Airports, Revenue, 2016 B, 5%, 5/15/46 ...................... 53,000,000 59,170,504
Department of Airports, Revenue, 2017 A, 5%, 5/15/47 ...................... 50,350,000 57,274,968
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 60,000,000 68,955,012
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... 9,550,000 10,976,887
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 15,005,000 17,963,930
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 39,338,617
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/49 ............. 10,000,000 11,593,761
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 22,135,000 26,180,519
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 62,940,000 73,898,634

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, 2019 F, 5%, 5/15/44 ...................... $ 2,950,000 $ 3,440,531
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 10,500,000 12,829,287
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 8,000,000 9,757,878
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. 9,925,000 12,085,134
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/39 ............. 10,265,000 12,478,199
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 10,000,000 12,137,921
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/36 ............. 3,665,000 4,479,849
Wastewater System, Revenue, 2015 A, 5%, 6/01/44 ........................ 9,000,000 9,943,625
Wastewater System, Revenue, 2015 C, Refunding, 5%, 6/01/45 ............... 24,690,000 27,262,174
Wastewater System, Revenue, 2018 A, 5%, 6/01/48 ........................ 11,275,000 13,440,260
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/37 ........................................................ 320,000 349,122
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 3%,
9/01/43 ........................................................ 135,000 125,024
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/51 ........................................................ 565,000 600,261
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,315,000 1,155,474
City of Ontario ,
Community Facilities District No. 13, Special Tax, 2021, Refunding, 4%, 9/01/38 ... 400,000 438,260
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/43 ........... 410,000 443,668
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/51 ........... 1,565,000 1,677,778
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/36 ........... 525,000 578,342
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/42 ........... 650,000 709,877
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 8,339,176
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 24,397,078
City of Perris , Revenue , 1988 A , GNMA Insured , ETM, Zero Cpn., 6/01/23 .........
19,095,000 18,756,996
City of Riverside ,
Electric, Revenue, 2013 A, Refunding, 5%, 10/01/43 ....................... 11,535,000 12,175,552
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/40 ......................... 25,000,000 27,742,273
City of Roseville , Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 ........
5,000 5,018
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 6,035,000 6,973,542
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 19,830,000 22,851,235
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 10,819,948
Water, Revenue, 2013, Pre-Refunded, 5%, 9/01/38 ........................ 21,630,000 22,912,806
City of San Francisco , Public Utilities Commission Water , Revenue , 2012 A , Pre-
Refunded , 5% , 11/01/43 ............................................. 71,735,000 72,263,658
City of San Jose ,
Hotel Tax, Special Tax, 2011, 6.5%, 5/01/36 .............................. 10,000,000 10,038,872
Hotel Tax, Special Tax, 2011, 6.5%, 5/01/42 .............................. 10,000,000 10,039,321
City of Santa Rosa ,
Wastewater, Revenue, 2020 A, 5%, 9/01/34 .............................. 6,700,000 8,369,925
Wastewater, Revenue, 2020 A, 5%, 9/01/35 .............................. 3,100,000 3,860,456
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 16,502,891
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 10/01/27 .......................... 2,500,000 2,905,055
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,345,193
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/35 .................. 1,420,000 1,698,628
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/39 .................. 425,000 505,667
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/40 .................. 365,000 433,822
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/41 .................. 420,000 498,363

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CMFA Special Finance Agency ,
Revenue, Senior Lien, 144A, 2022 A-1, 4%, 8/01/58 ........................ $ 26,500,000 $ 25,043,086
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 9,000,000 7,317,888
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 32,550,000 32,681,535
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 80,646,624
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 28,852,605
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 23,407,412
Coachella Valley Unified School District ,
GO, C, AGMC Insured, Zero Cpn., 8/01/36 ............................... 8,000,000 5,452,080
GO, C, AGMC Insured, Zero Cpn., 8/01/37 ............................... 8,000,000 5,285,238
GO, C, AGMC Insured, Zero Cpn., 8/01/40 ............................... 7,500,000 4,444,411
GO, C, AGMC Insured, Zero Cpn., 8/01/43 ............................... 10,000,000 5,107,586
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 .....
13,210,000 15,485,086
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 8,658,992
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010 B, 5.7%, 8/01/30 ........................ 10,000,000 10,028,607
Tax Allocation, Second Lien, 2010 B, 6%, 8/01/35 .......................... 11,160,000 11,192,739
Tax Allocation, Second Lien, 2010 B, 6%, 8/01/42 .......................... 10,000,000 10,028,130
Contra Costa Community College District ,
GO, 2020 C, 4%, 8/01/33 ............................................ 1,500,000 1,773,875
GO, 2020 C, 4%, 8/01/34 ............................................ 1,375,000 1,624,378
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/23 ........................... 2,320,000 2,277,142
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/24 ........................... 2,620,000 2,522,655
GO, 1998 B, AGMC Insured, Zero Cpn., 3/01/25 ........................... 1,400,000 1,332,655
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/25 ........................... 4,655,000 4,385,035
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/26 ........................... 6,080,000 5,602,274
GO, A, Pre-Refunded, 5%, 8/01/44 ..................................... 20,000,000 22,448,738
County of Madera , Childrens Hospital Central California Obligated Group , COP , 1998 ,
NATL Insured , 5% , 3/15/23 ........................................... 3,650,000 3,679,356
County of Riverside , Revenue , 1988 B , GNMA Insured , ETM, Zero Cpn., 6/01/23 ...
26,160,000 25,744,731
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/41 ................... 9,000,000 10,169,508
Airport System, Revenue, Senior Lien, 2016 A, Refunding, 5%, 7/01/41 ......... 10,000,000 11,321,734
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/41 ........ 325,000 355,502
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/46 ........ 325,000 352,495
County of San Bernardino , Revenue , 1989 A , GNMA Insured , ETM, Zero Cpn., 5/01/22
1,425,000 1,423,317
b
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 9,399,793
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 9,583,419
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 10,780,319
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 13,133,879
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 12,000,000 10,278,160
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 2.8%, 3/01/47 22,000,000 19,997,164
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 24,000,000 19,854,845
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-1, 3.25%, 7/01/43 ......... 6,530,000 5,936,611
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 18,250,000 18,370,315
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 16,110,000 13,985,874
Dublin, Revenue, Senior Lien, 144A, 2021 A-1, 2.45%, 2/01/47 ............... 41,700,000 37,112,625
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 45,500,000 38,378,563
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 8,520,444
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 20,520,000 19,477,947
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 23,965,000 20,063,642

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CSCDA Community Improvement Authority, (continued)
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . $ 7,000,000 $ 6,243,094
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 15,768,163
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 1,430,000 1,305,864
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 23,250,000 19,677,775
Theo Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3.5%, 5/01/47 ........ 5,000,000 4,901,280
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 12,224,519
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 25,500,000 21,295,032
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 10,000,000 8,963,940
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 25,000,000 20,251,947
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 23,797,040
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,882,441
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/40 ........ 625,000 678,659
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 700,000 755,533
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 10,142,102
East Bay Municipal Utility District ,
Water System, Revenue, 2014 A, Refunding, 5%, 6/01/35 ................... 10,000,000 10,805,738
Water System, Revenue, 2014 C, 5%, 6/01/44 ............................ 14,000,000 15,069,778
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/36 ................... 7,355,000 8,192,865
Water System, Revenue, 2015 C, 4%, 6/01/45 ............................ 9,070,000 9,735,482
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 4,855,138
Water System, Revenue, 2019 A, 5%, 6/01/49 ............................ 11,700,000 14,133,761
Eastern Municipal Water District ,
Revenue, 2021 A, Refunding, 4%, 7/01/26 ............................... 2,250,000 2,503,119
Revenue, 2021 A, Refunding, 4%, 7/01/27 ............................... 1,750,000 1,984,488
a
Revenue, 2021 B, Refunding, Mandatory Put, 0.3%, 7/01/24 ................. 7,500,000 7,501,730
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/46 ....... 2,815,000 3,024,188
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/51 ....... 3,405,000 3,637,623
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 33,925,190
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,675,738
Fairfax School District , GO , 2010 , AGMC Insured , Zero Cpn., 11/01/48 ...........
10,380,000 3,895,919
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 1,048,558 1,042,802
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 19,680,427
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 10,677,222
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 305,000,000 332,065,151
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ 190,000,000 206,860,258
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 35,000,000 40,068,585
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/32 .............. 37,260,000 42,860,457
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/37 .............. 41,250,000 27,411,636
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/38 .............. 77,650,000 49,840,289
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/39 .............. 56,100,000 34,751,757
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 130,000,000 69,090,216
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 98,000,000 119,448,603
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/23 .................... 5,765,000 5,719,819
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/24 .................... 72,045,000 70,400,400
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/25 .................... 20,660,000 19,857,117
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/26 .................... 23,475,000 22,161,909
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/27 .................... 15,000,000 13,884,081
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,813,696
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/29 .................... 35,310,000 31,332,304

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Fowler Unified School District ,
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/41 .......................... $ 3,095,000 $ 1,789,433
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/42 .......................... 3,005,000 1,676,322
Franklin-Mckinley School District , GO , C , Pre-Refunded , BAM Insured , 5% , 8/01/44 .
5,000,000 5,281,853
Fremont Union High School District , GO , 2021 A , 2% , 8/01/23 ..................
3,000,000 3,043,904
Fresno Unified School District , GO , 1999 C , Refunding , NATL Insured , 5.9% , 8/01/22
405,000 413,477
Fullerton School District , GO , 2002 A , NATL Insured , Zero Cpn., 8/01/23 ..........
3,030,000 2,978,121
Fullerton School District Financing Authority , Special Tax, Senior Lien , 2013 A , Pre-
Refunded , AGMC Insured , 5% , 9/01/31 ................................. 2,500,000 2,644,418
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
15,000,000 11,902,508
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 2,850,000 2,858,090
Golden State Tobacco Securitization Corp. ,
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/35 ............................ 25,000,000 27,881,723
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/40 ............................ 212,525,000 236,957,981
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/45 ............................ 308,395,000 343,943,352
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/35 ........................... 28,340,000 34,017,199
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/46 ........ 250,000 270,504
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/51 ........ 500,000 539,269
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/56 ........ 745,000 801,600
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
5,110,000 4,924,983
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 11,154,737
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 716,598
Hartnell Community College District , GO , 2009 C , Zero Cpn., 8/01/33 ............
20,000,000 26,311,202
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 14,344,139
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,361,203
Independent Cities Finance Authority ,
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/36 ... 700,000 790,181
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/41 ... 900,000 1,007,490
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/46 ... 925,000 1,021,908
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/51 ... 1,250,000 1,372,315
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/46 ........... 1,000,000 987,805
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/56 ........... 2,000,000 1,900,016
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,960,000 3,290,357
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,250,000 6,895,388
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 8,000,000 8,802,978
Special Tax, 2020 A, BAM Insured, 4%, 9/01/54 ........................... 12,285,000 13,498,615
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 7,658,979
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 10,000,000 11,248,391
Jefferson Union High School District ,
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/25 ..................... 2,045,000 2,240,710
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/29 ..................... 3,075,000 3,773,332
Jurupa Community Services District ,
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/39 .......... 135,000 146,756
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/40 .......... 140,000 152,020
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/50 .......... 1,000,000 1,072,827
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/46 .......... 900,000 976,139
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/51 .......... 875,000 944,470
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5.125%, 9/01/37 ...................... 4,000,000 4,230,475
Special Tax, 2013 A, AGMC Insured, 5.25%, 9/01/42 ....................... 3,250,000 3,445,270

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jurupa Unified School District , GO , 2015 A , Pre-Refunded , 5% , 8/01/39 ..........
$ 10,165,000 $ 11,427,706
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,860,696
La Palma Community Development Commission Successor Agency , Tax Allocation ,
1993 , Refunding , 6.1% , 6/01/22 ....................................... 145,000 146,036
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 5,638,722
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 44,682,649
Lancaster School District ,
GO, 1999, NATL Insured, Zero Cpn., 8/01/25 ............................. 5,495,000 5,156,696
GO, 1999, NATL Insured, Zero Cpn., 7/01/26 ............................. 5,965,000 5,477,513
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/46 ......................
3,000,000 3,245,946
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,321,636
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,109,796
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 8,261,387
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 16,629,219
Long Beach Bond Finance Authority ,
Revenue, 2007 A, 5.5%, 11/15/28 ..................................... 8,000,000 9,648,557
Revenue, 2007 A, 5%, 11/15/29 ....................................... 17,465,000 20,785,853
Revenue, 2007 A, 5.5%, 11/15/30 ..................................... 5,000,000 6,206,873
Revenue, 2007 A, 5%, 11/15/35 ....................................... 69,855,000 88,820,073
Revenue, 2007 A, 5.5%, 11/15/37 ..................................... 35,000,000 47,757,577
Los Angeles Community College District , GO , 2016 , Refunding , 5% , 8/01/38 .......
10,000,000 11,473,990
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2016 A, Refunding, 5%, 6/01/35 ............................... 17,655,000 20,106,941
Revenue, 2016 A, Refunding, 5%, 6/01/37 ............................... 10,970,000 12,479,001
Revenue, 2016 A, Refunding, 5%, 6/01/38 ............................... 28,160,000 31,996,383
Revenue, 2016 A, Refunding, 5%, 6/01/39 ............................... 10,000,000 11,353,549
Revenue, 2019 A, 5%, 7/01/44 ........................................ 32,030,000 38,293,252
Revenue, 2020 A, Refunding, 5%, 6/01/36 ............................... 30,950,000 38,413,812
Revenue, 2020 A, Refunding, 5%, 6/01/37 ............................... 6,500,000 8,060,686
Revenue, 2021 A, 5%, 6/01/22 ........................................ 7,000,000 7,077,522
Revenue, 2021 A, 5%, 6/01/23 ........................................ 7,000,000 7,353,523
Revenue, 2021 A, 5%, 6/01/24 ........................................ 5,500,000 5,962,313
Revenue, 2021 A, 5%, 6/01/26 ........................................ 4,000,000 4,599,930
Revenue, 2021 A, 5%, 6/01/32 ........................................ 4,000,000 5,129,323
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2016 A ,
Refunding , 4% , 10/01/42 ............................................ 16,430,000 17,859,257
Los Angeles Department of Water & Power ,
Revenue, 2020 B, Refunding, 5%, 7/01/39 ............................... 16,420,000 20,297,054
Revenue, 2021 B, Refunding, 5%, 7/01/41 ............................... 31,470,000 38,869,617
Power System, Revenue, 2014 B, 5%, 7/01/43 ............................ 62,000,000 66,093,978
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ 85,940,000 92,955,833
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/35 ................... 15,105,000 16,632,917
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/36 ................... 17,795,000 19,589,796
Power System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 15,000,000 16,775,544
Power System, Revenue, 2016 B, 5%, 7/01/35 ............................ 11,995,000 13,504,981
Power System, Revenue, 2017 A, 5%, 7/01/42 ............................ 7,710,000 8,847,602
Power System, Revenue, 2017 A, 5%, 7/01/47 ............................ 16,000,000 18,304,957
Power System, Revenue, 2019 A, 5%, 7/01/45 ............................ 18,980,000 22,606,393
Power System, Revenue, 2019 A, 5%, 7/01/49 ............................ 9,185,000 10,882,918
Power System, Revenue, 2019 D, Refunding, 5%, 7/01/44 ................... 8,450,000 10,192,264
Water System, Revenue, 2012 A, 5%, 7/01/43 ............................ 81,095,000 82,144,580
Water System, Revenue, 2014 A, 5%, 7/01/44 ............................ 50,000,000 54,129,845
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 62,660,000 70,175,854
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................... 72,060,000 82,728,360

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Water System, Revenue, 2018 A, 5%, 7/01/43 ............................ $ 13,805,000 $ 16,238,090
Water System, Revenue, 2018 A, 5%, 7/01/48 ............................ 22,375,000 26,196,518
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/48 ................... 10,000,000 11,845,883
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/37 ................... 6,035,000 7,518,702
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/38 ................... 20,350,000 25,306,544
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/39 ................... 8,100,000 10,047,753
Los Angeles Unified School District ,
GO, 2020 A, Refunding, 5%, 7/01/32 ................................... 18,480,000 23,148,558
GO, 2020 A, Refunding, 5%, 7/01/33 ................................... 16,520,000 20,673,173
GO, 2020 C, 4%, 7/01/33 ............................................ 2,000,000 2,308,121
GO, 2020 C, 4%, 7/01/36 ............................................ 11,885,000 13,625,134
GO, 2020 C, 4%, 7/01/37 ............................................ 4,800,000 5,498,518
GO, 2021 A, Refunding, 5%, 7/01/24 ................................... 24,190,000 26,310,423
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 11,225,582
GO, A, 4%, 8/01/44 ................................................ 16,090,000 17,007,061
Los Rios Community College District ,
GO, E, 3%, 8/01/23 ................................................ 10,560,000 10,859,461
GO, E, 3%, 8/01/24 ................................................ 8,250,000 8,605,519
GO, E, 3%, 8/01/25 ................................................ 10,000,000 10,579,577
McFarland Public Financing Authority , Revenue , 2010 A , AGMC Insured , 5% , 10/01/40
5,115,000 5,133,155
Mendocino-Lake Community College District , GO , 2011 B , AGMC Insured , 5.125% ,
8/01/41 ......................................................... 7,500,000 7,519,238
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/26 ........ 75,000 80,359
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/27 ........ 140,000 151,269
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/28 ........ 105,000 114,237
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/45 .................................................... 875,000 938,593
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/51 .................................................... 1,825,000 1,943,836
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/35 ........ 200,000 219,366
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/44 ........ 565,000 611,118
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/51 ........ 675,000 722,832
Metropolitan Water District of Southern California ,
Revenue, 2015 A, 5%, 7/01/40 ........................................ 10,000,000 11,113,979
a
Revenue, 2017 C, Mandatory Put, 0.34%, 5/21/24 ......................... 13,000,000 12,992,686
a
Revenue, 2017 D, Refunding, Mandatory Put, 0.34%, 5/21/24 ................ 23,000,000 22,987,060
Revenue, 2019 A, Refunding, 5%, 7/01/25 ............................... 10,000,000 11,197,033
Revenue, 2020 A, 5%, 10/01/45 ....................................... 16,665,000 20,238,694
Revenue, 2021 B, Refunding, 4%, 10/01/24 .............................. 4,070,000 4,359,736
Revenue, 2021 B, Refunding, 4%, 10/01/25 .............................. 2,000,000 2,188,943
Revenue, 2021 B, Refunding, 5%, 10/01/26 .............................. 6,250,000 7,268,184
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/27 ................................. 3,000,000 3,460,401
Revenue, 2020, Refunding, 5%, 4/01/32 ................................. 4,095,000 4,933,920
Revenue, 2020, Refunding, 5%, 4/01/36 ................................. 7,330,000 8,774,192
Midpeninsula Regional Open Space District , GO , 2018 , 4% , 9/01/48 .............
11,220,000 12,601,308
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 3,830,000 4,048,858
Modesto High School District ,
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 10,815,000 10,614,903
GO, 2002 A, NATL Insured, Zero Cpn., 5/01/27 ........................... 12,770,000 11,534,676

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
$ 11,190,000 $ 12,640,102
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,531,124
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,755,711
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 5,906,639
GO, A, AGMC Insured, 5%, 8/01/44 .................................... 29,220,000 32,797,606
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 59,769,523
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 36,932,343
M-S-R Public Power Agency , Revenue , E , NATL Insured , ETM, 6% , 7/01/22 .......
1,925,000 1,959,216
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/24 ........ 60,000 62,951
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/29 ........ 75,000 82,111
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/35 ........ 120,000 132,074
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/44 ........ 500,000 544,309
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,000,000 1,079,395
Needles Public Financing Authority , Revenue , 1992 A , 7.5% , 8/15/22 .............
150,000 150,478
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 27,305,086
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/41 ............................... 10,000,000 11,286,795
Revenue, 2017 A, Refunding, 5%, 3/01/47 ............................... 20,000,000 22,416,952
Revenue, 2017 B, Refunding, 5%, 3/01/47 ............................... 10,000,000 11,415,815
Revenue, 2021 A, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,428,384
Revenue, 2021 A, Refunding, 5%, 3/01/33 ............................... 2,000,000 2,418,564
Revenue, 2021 B, Refunding, 5%, 3/01/29 ............................... 500,000 601,134
Revenue, 2021 B, Refunding, 5%, 3/01/30 ............................... 600,000 734,389
Revenue, 2021 B, Refunding, 5%, 3/01/31 ............................... 1,000,000 1,244,593
Revenue, 2021 B, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,483,353
Revenue, 2021 B, Refunding, 5%, 3/01/33 ............................... 1,400,000 1,736,472
Oceanside Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 10,590,000 6,826,007
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/39 ........................... 7,860,000 4,885,712
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 13,286,791
Ontario International Airport Authority ,
Revenue, 2021 B, AGMC Insured, 5%, 5/15/28 ........................... 300,000 348,968
Revenue, 2021 B, AGMC Insured, 5%, 5/15/29 ........................... 830,000 980,242
Revenue, 2021 B, AGMC Insured, 5%, 5/15/30 ........................... 1,315,000 1,576,658
Revenue, 2021 B, AGMC Insured, 5%, 5/15/31 ........................... 1,000,000 1,216,222
Revenue, 2021 B, AGMC Insured, 5%, 5/15/32 ........................... 2,000,000 2,432,842
Revenue, 2021 B, AGMC Insured, 5%, 5/15/33 ........................... 1,000,000 1,211,440
Revenue, 2021 B, AGMC Insured, 5%, 5/15/34 ........................... 1,000,000 1,210,198
Ontario Montclair School District , GO , 2017 A , 5% , 8/01/46 ....................
11,765,000 13,791,221
Orange County Sanitation District ,
Revenue, 2015 A, Refunding, 5%, 2/01/36 ............................... 8,350,000 9,056,038
Revenue, 2021 A, Refunding, 5%, 2/01/25 ............................... 10,975,000 12,161,091
Orange County Transportation Authority ,
Revenue, 2021, 4%, 10/15/24 ........................................ 40,000,000 42,810,284
Revenue, 2021, 5%, 10/15/24 ........................................ 25,000,000 27,398,498
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... 13,740,000 15,908,928
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... 4,140,000 5,401,054
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... 3,305,000 4,172,853
Oxnard School District , GO , C , Pre-Refunded , BAM Insured , 4% , 8/01/44 .........
10,755,000 11,460,370
Palomar Community College District ,
GO, 2010 B, Zero Cpn., 8/01/39 ....................................... 69,410,000 86,750,964
GO, C, Pre-Refunded, 5%, 8/01/44 .................................... 35,120,000 39,419,984

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palomar Health ,
GO, 2009 A, AGMC Insured, 7%, 8/01/38 ................................ $ 36,000,000 $ 48,511,037
GO, 2010 A, 6.75%, 8/01/40 .......................................... 60,000,000 79,712,184
Palomar Health Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%,
11/01/47 ....................................................... 35,000,000 41,090,812
Panoche Financing Authority ,
Panoche Water District, Revenue, 2021 A, 4%, 9/01/43 ..................... 1,120,000 1,213,735
Panoche Water District, Revenue, 2021 A, 4%, 9/01/51 ..................... 6,070,000 6,489,834
Panoche Water District, Revenue, 2021 B, 0.882%, 3/01/22 .................. 100,000 100,000
Panoche Water District, Revenue, 2021 B, 0.932%, 9/01/22 .................. 125,000 124,637
Panoche Water District, Revenue, 2021 B, 1.182%, 9/01/23 .................. 125,000 123,159
Panoche Water District, Revenue, 2021 B, 1.408%, 9/01/24 .................. 125,000 121,715
Panoche Water District, Revenue, 2021 B, 1.553%, 9/01/25 .................. 130,000 125,353
Panoche Water District, Revenue, 2021 B, 2.006%, 9/01/27 .................. 395,000 377,423
Panoche Water District, Revenue, 2021 B, 2.456%, 9/01/29 .................. 415,000 396,886
Panoche Water District, Revenue, 2021 B, 2.756%, 9/01/31 .................. 435,000 417,441
Panoche Water District, Revenue, 2021 B, 3.106%, 9/01/35 .................. 880,000 863,885
Panoche Water District, Revenue, 2021 B, 3.571%, 9/01/40 .................. 1,155,000 1,135,813
Paramount Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/48 ....................... 2,450,000 2,588,108
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/43 .................. 32,000,000 8,198,368
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 28,000,000 4,822,269
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/22 ........................... 1,900,000 1,893,716
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 1,985,000 1,950,191
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/24 ........................... 2,075,000 1,999,392
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/25 ........................... 2,170,000 2,047,457
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/26 ........................... 2,265,000 2,090,630
Perris Joint Powers Authority ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,125,000 1,206,930
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/43 ................. 1,445,000 1,553,619
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/48 ................. 1,250,000 1,333,294
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 11,997,633
GO, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/42 .................... 5,000,000 5,292,683
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 11,903,936
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn., 8/01/43 ....................................... 27,955,000 14,958,379
GO, 2008 D, Zero Cpn., 8/01/46 ....................................... 89,200,000 40,774,738
GO, 2008 D, Zero Cpn., 8/01/49 ....................................... 85,000,000 34,651,704
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 11,185,787
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015 A, Refunding, 5%, 12/15/31 .......................... 10,180,000 12,963,093
Tax Allocation, 2015 A, Refunding, 5%, 12/15/32 .......................... 11,215,000 14,537,530
Tax Allocation, 2015 A, Refunding, 5%, 6/15/33 ........................... 5,835,000 7,634,304
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 7,500,000 8,379,704
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn., 8/01/46 .......... 45,000,000 20,189,394
Regents of the University of California ,
Medical Center, Revenue, 2013 J, 5%, 5/15/48 ............................ 75,000,000 78,378,300
Medical Center, Revenue, 2016 L, Refunding, 5%, 5/15/47 ................... 49,575,000 55,601,099
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 34,888,541
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 7,162,136
Ripon Unified School District ,
GO, 2013 A, Refunding, BAM Insured, 5%, 8/01/42 ........................ 2,315,000 2,438,773
GO, 2013 A, Pre-Refunded, BAM Insured, 5%, 8/01/42 ..................... 705,000 744,741

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside County Asset Leasing Corp. ,
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/23 ....... $ 14,160,000 $ 13,928,315
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/24 ....... 13,005,000 12,534,370
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/39 .......................... 11,000,000 11,581,075
Revenue, Second Lien, 2021 C, Refunding, 4%, 6/01/47 .................... 6,750,000 7,406,779
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 12,402,401
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn., 8/01/25 ............................. 8,160,000 7,722,689
GO, 2003, NATL Insured, Zero Cpn., 8/01/26 ............................. 8,695,000 8,057,284
GO, 2003, NATL Insured, Zero Cpn., 8/01/27 ............................. 9,080,000 8,227,122
GO, 2003, NATL Insured, Zero Cpn., 8/01/28 ............................. 16,615,000 14,682,207
Community Facilities District No. 3, Special Tax, 2019, BAM Insured, 4%, 9/15/49 .. 11,825,000 13,068,759
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,449,153
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,614,498
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 21,657,226
Sacramento County Sanitation Districts Financing Authority ,
Revenue, 2014 A, Refunding, 5%, 12/01/44 .............................. 25,000,000 26,841,245
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/29 ....................................................... 4,100,000 5,116,856
Sacramento County Water Financing Authority , Sacramento County Water Agency ,
Revenue , 2022 A , 4% , 11/01/25 ....................................... 10,000,000 10,870,675
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/39 ....................................... 3,135,000 3,846,650
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 3,059,087
Revenue, 2021 I, Refunding, 5%, 8/15/25 ................................ 2,000,000 2,240,214
Revenue, 2021 I, Refunding, 5%, 8/15/27 ................................ 6,500,000 7,692,968
Revenue, 2021 I, Refunding, 5%, 8/15/28 ................................ 4,000,000 4,849,630
San Bernardino Community College District , GO , 2009 B , Zero Cpn., 8/01/48 ......
66,390,000 28,518,953
San Buenaventura Public Facilities Financing Authority ,
Revenue, 2014 C, Pre-Refunded, 5%, 1/01/39 ............................ 8,500,000 9,100,632
Revenue, 2014 C, Pre-Refunded, 5%, 1/01/44 ............................ 19,395,000 20,765,501
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 33,241,045
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 9,000,000 10,633,279
Revenue, 2019 A, Refunding, 5%, 7/01/49 ............................... 5,000,000 5,882,833
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 3,000,000 3,233,767
Revenue, 2019 B, Refunding, 5%, 7/01/49 ............................... 5,000,000 5,741,320
Revenue, 2021 B, 5%, 7/01/29 ........................................ 2,150,000 2,553,890
Revenue, 2021 B, 5%, 7/01/30 ........................................ 2,260,000 2,720,454
Special Facilities, Revenue, 2014 A, 5%, 7/01/44 .......................... 5,645,000 6,042,576
San Diego County Regional Transportation Commission ,
Revenue, 2014 A, Pre-Refunded, 5%, 4/01/44 ............................ 54,915,000 59,230,627
Revenue, 2014 A, Pre-Refunded, 5%, 4/01/48 ............................ 20,000,000 21,571,748
Revenue, 2016 A, 5%, 4/01/48 ........................................ 25,000,000 28,160,475
San Diego County Water Authority ,
Revenue, 2021 A, Refunding, 5%, 5/01/29 ............................... 2,335,000 2,886,405
Revenue, Sub. Lien, 2021 S-1, Refunding, 5%, 5/01/28 ..................... 44,020,000 52,936,973
San Diego Unified School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/22 ........................... 8,440,000 8,422,687
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/23 ........................... 11,120,000 10,967,409
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 104,505,000 115,984,070
GO, 2010 C, Zero Cpn., 7/01/48 ....................................... 29,840,000 32,429,032
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 74,270,000 70,333,140

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego Unified School District, (continued)
GO, 2019 L, 4%, 7/01/49 ............................................ $ 30,000 $ 33,697
GO, F, 5%, 7/01/40 ................................................ 69,510,000 77,253,268
GO, F, 5%, 7/01/45 ................................................ 34,370,000 38,080,554
GO, R-2, Refunding, Zero Cpn., 7/01/40 ................................. 79,760,000 89,356,253
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2016 B, 5%, 5/01/46 ........................................ 28,040,000 31,275,698
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 25,000,000 28,770,620
Revenue, Second Series, 2014 B, 5%, 5/01/44 ............................ 31,000,000 33,253,799
Revenue, Second Series, 2017 A, 5%, 5/01/42 ............................ 20,910,000 23,654,630
Revenue, Second Series, 2017 A, 5%, 5/01/47 ............................ 49,090,000 55,206,663
Revenue, Second Series, 2017 B, 5%, 5/01/47 ............................ 70,725,000 81,203,213
Revenue, Second Series, 2018, 5.25%, 5/01/48 ........................... 120,000,000 138,873,192
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 117,910,000 134,779,478
Revenue, Second Series, 2018 E, 5%, 5/01/48 ............................ 44,650,000 51,868,976
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 6,500,000 7,448,610
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/35 ................... 5,000,000 6,058,638
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 11,693,546
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 3,530,000 3,271,099
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 1,850,000 1,695,591
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 5.9%, 1/15/38 .............................. 106,465,000 142,430,527
Revenue, 1997 A, Refunding, 5.95%, 1/15/40 ............................. 142,645,000 191,007,889
Revenue, 1997 A, Refunding, 6%, 1/15/43 ............................... 161,250,000 219,665,489
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 143,336,000 197,079,489
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 143,336,000 198,080,290
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 13,155,000 12,212,231
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,489,279
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 30,297,358
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 32,831,806
Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%, 1/15/50 ................... 230,000,000 254,196,621
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/44 ..................... 123,148,000 136,307,891
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/50 ..................... 199,373,000 218,759,851
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,527,778
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,232,493
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/26 ........................... 15,825,000 13,812,973
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/27 ........................... 18,605,000 16,830,338
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/28 ........................... 19,470,000 17,172,338
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 11,103,016
San Marcos Public Financing Authority , Revenue , 1994 A , ETM, 6.25% , 9/02/22 ....
15,000,000 15,409,959
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,743,978
San Mateo Foster City Public Financing Authority ,
City of San Mateo, Revenue, 2021 B, 5%, 8/01/25 ......................... 30,000,000 33,662,415
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/49 ..................... 29,000,000 35,251,388
Estero Municipal Improvement District, Revenue, 2021 A, 5%, 8/01/25 .......... 14,235,000 15,972,816
San Mateo Union High School District ,
COP, 2007, Pre-Refunded, AMBAC Insured, 5%, 12/15/43 ................... 11,535,000 12,676,577
GO, 2002 B, NATL Insured, Zero Cpn., 9/01/22 ........................... 5,000,000 4,982,830
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 19,029,981
Sanger Public Financing Authority ,
Revenue, 2013, AGMC Insured, 5%, 6/15/35 ............................. 2,360,000 2,474,408

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sanger Public Financing Authority, (continued)
Revenue, 2013, AGMC Insured, 5%, 6/15/43 ............................. $ 6,155,000 $ 6,434,776
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 10,903,004
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
8,295,000 7,673,250
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 22,206,588
Santa Maria Joint Union High School District , GO , 2014 , Pre-Refunded , 4% , 8/01/37 .
14,230,000 15,163,279
Santa Paula Utility Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 2/01/45 ............................ 16,495,000 18,261,623
Revenue, 2015 A, Pre-Refunded, 5%, 2/01/50 ............................ 21,050,000 23,304,465
Santaluz Community Facilities District No. 2 ,
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/28 .................................................... 880,000 1,005,548
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/29 .................................................... 690,000 800,223
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/30 .................................................... 430,000 505,440
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 25,431,382
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 11,164,799
Southern California Public Power Authority , Revenue , 2007 A , 5% , 11/01/33 .......
17,500,000 22,046,637
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn., 8/01/28 ................................ 2,340,000 2,004,496
GO, A, NATL Insured, Zero Cpn., 8/01/29 ................................ 2,440,000 2,025,848
GO, A, NATL Insured, Zero Cpn., 8/01/30 ................................ 2,550,000 2,049,672
GO, A, NATL Insured, Zero Cpn., 8/01/31 ................................ 2,660,000 2,065,107
Southwestern Community College District , GO , D , Pre-Refunded , 5% , 8/01/44 .....
10,000,000 11,242,210
State of California ,
GO, 5%, 10/01/22 ................................................. 18,500,000 18,953,169
GO, Refunding, 4%, 10/01/23 ......................................... 1,000,000 1,045,256
GO, 5%, 10/01/23 ................................................. 20,000,000 21,217,596
GO, Refunding, 5%, 10/01/23 ......................................... 30,000,000 31,826,394
GO, 6%, 5/01/24 .................................................. 1,920,000 1,936,642
GO, NATL Insured, 6%, 8/01/24 ....................................... 745,000 761,026
GO, 5.625%, 9/01/24 ............................................... 255,000 261,245
GO, 5%, 10/01/24 ................................................. 7,000,000 7,664,422
GO, Refunding, 4%, 11/01/24 ......................................... 11,655,000 12,489,293
GO, 5%, 11/01/24 ................................................. 5,000,000 5,488,477
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 140,000 143,598
GO, Refunding, 5%, 10/01/25 ......................................... 10,000,000 11,267,286
GO, Refunding, 5%, 9/01/26 ......................................... 8,500,000 9,809,982
GO, Refunding, 5%, 12/01/27 ......................................... 10,000,000 11,897,488
GO, Refunding, 5%, 10/01/28 ......................................... 4,000,000 4,846,345
GO, Refunding, 5%, 11/01/28 ......................................... 10,000,000 12,136,959
GO, Refunding, 5%, 12/01/28 ......................................... 20,000,000 24,315,936
GO, Refunding, 5%, 9/01/29 ......................................... 4,000,000 4,938,208
GO, Refunding, 5%, 11/01/29 ......................................... 17,000,000 21,056,108
GO, Refunding, 5%, 12/01/29 ......................................... 3,015,000 3,740,424
GO, Refunding, 5%, 9/01/30 ......................................... 4,000,000 5,037,654
GO, Refunding, 5%, 3/01/33 ......................................... 5,000,000 6,203,627
GO, Refunding, 5%, 3/01/35 ......................................... 78,625,000 97,362,014
GO, Refunding, 4%, 3/01/36 ......................................... 10,000,000 11,446,527
GO, 5%, 10/01/39 ................................................. 15,000,000 16,991,199
GO, 5%, 4/01/43 .................................................. 44,745,000 46,614,442
GO, 5%, 10/01/44 ................................................. 25,000,000 27,106,832
GO, 5%, 8/01/45 .................................................. 22,500,000 24,999,716

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, 5%, 8/01/46 .................................................. $ 20,000,000 $ 22,737,122
GO, 5%, 10/01/47 ................................................. 81,000,000 91,308,084
GO, 5%, 4/01/49 .................................................. 5,000,000 5,977,568
GO, 1996, Pre-Refunded, FGIC Insured, 5.375%, 6/01/26 ................... 1,335,000 1,349,938
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,024,573
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,018
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,072
GO, 2012, 5%, 4/01/42 ............................................. 85,000,000 85,271,558
GO, 2017, Refunding, 5%, 11/01/25 .................................... 6,500,000 7,340,978
GO, 2017, 5%, 11/01/47 ............................................. 10,000,000 11,691,728
Department of Water Resources, Revenue, BD, 5%, 12/01/25 ................ 3,000,000 3,405,495
Department of Water Resources, Revenue, BD, 5%, 12/01/26 ................ 3,250,000 3,791,662
Department of Water Resources, Revenue, BD, 5%, 12/01/27 ................ 8,240,000 9,853,634
Department of Water Resources, Revenue, BD, 5%, 12/01/28 ................ 4,650,000 5,683,401
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 1,275,000 1,375,671
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. 6,175,000 7,243,310
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 5,215,000 6,177,736
Temescal Valley Water District ,
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/36 ................................................ 930,000 1,022,136
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/41 ................................................ 785,000 857,687
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/46 ................................................ 1,040,000 1,126,192
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/51 ................................................ 930,000 1,003,040
Temple City Unified School District , GO , A , Pre-Refunded , 5% , 8/01/43 ...........
10,000,000 10,563,705
Three Rivers Levee Improvement Authority ,
Special Tax, 2021 A, Refunding, 3%, 9/01/22 ............................. 105,000 105,880
Special Tax, 2021 A, Refunding, 3%, 9/01/23 ............................. 220,000 224,049
Special Tax, 2021 A, Refunding, 3%, 9/01/24 ............................. 245,000 250,506
Special Tax, 2021 A, Refunding, 4%, 9/01/25 ............................. 280,000 297,988
Special Tax, 2021 A, Refunding, 4%, 9/01/36 ............................. 1,080,000 1,186,314
Special Tax, 2021 A, Refunding, 4%, 9/01/41 ............................. 2,840,000 3,101,187
Special Tax, 2021 A, Refunding, 4%, 9/01/46 ............................. 2,700,000 2,921,445
Special Tax, 2021 A, Refunding, 4%, 9/01/51 ............................. 5,065,000 5,449,800
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/29 ............................................ 1,500,000 1,777,337
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/49 ............................................ 5,500,000 5,975,786
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 B, 2,
Refunding, 4%, 6/01/49 ............................................ 2,500,000 2,670,344
Town of Tiburon ,
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.375%,
9/02/41 ........................................................ 550,000 490,030
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.5%,
9/02/51 ........................................................ 1,250,000 1,069,153
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 3%,
9/01/24 ........................................................ 100,000 102,100
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/25 ........................................................ 115,000 122,148
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/28 ........................................................ 120,000 131,008

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tracy Community Facilities District, (continued)
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/30 ........................................................ $ 110,000 $ 120,729
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/36 ........................................................ 430,000 471,786
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/41 ........................................................ 665,000 723,659
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/46 ........................................................ 885,000 953,790
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/51 ........................................................ 2,210,000 2,370,363
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... 10,410,000 12,536,629
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 7,985,000 9,571,511
Tulare County Board of Education ,
COP, Pre-Refunded, BAM Insured, 5.375%, 5/01/33 ........................ 3,185,000 3,347,585
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/38 ......................... 8,305,000 8,740,932
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/43 ......................... 10,855,000 11,424,782
Turlock Irrigation District ,
Revenue, 2020, Refunding, 5%, 1/01/37 ................................. 2,090,000 2,563,129
Revenue, 2020, Refunding, 5%, 1/01/38 ................................. 940,000 1,150,792
Revenue, 2020, Refunding, 5%, 1/01/39 ................................. 2,250,000 2,749,873
Revenue, 2020, Refunding, 5%, 1/01/41 ................................. 3,500,000 4,254,029
Union Elementary School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 9/01/24 ........................... 2,000,000 1,927,124
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/25 ........................... 5,500,000 5,191,821
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/26 ........................... 5,850,000 5,404,781
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ 22,990,000 25,400,883
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 27,993,582
Revenue, 2016 AR, Refunding, 5%, 5/15/41 .............................. 13,760,000 15,623,119
Revenue, 2016 K, 4%, 5/15/46 ........................................ 19,850,000 21,441,109
Revenue, 2017 M, 5%, 5/15/37 ....................................... 15,410,000 17,895,448
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 72,325,000 85,840,141
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 17,177,348
Revenue, 2018 O, Refunding, 5%, 5/15/43 ............................... 30,120,000 35,846,339
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 20,000,000 23,685,758
Revenue, 2018 O, Refunding, 5%, 5/15/58 ............................... 10,000,000 11,817,328
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/40 ........................................................ 260,000 282,589
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/45 ........................................................ 165,000 177,761
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/51 ........................................................ 260,000 278,535
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 29,655,042
Vacaville Unified School District , GO , D , 4% , 8/01/45 .........................
2,000,000 2,223,879
Val Verde Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/34 ........................... 1,000,000 1,303,384
GO, 2015 B, Pre-Refunded, BAM Insured, 5%, 8/01/44 ..................... 15,000,000 16,836,553
GO, 2020 A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,612,552

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Vallejo Public Financing Authority , Vallejo CA-Hiddenbrooke Improvement District No.
1 , Revenue , 2004 A , 5.8% , 9/01/31 .................................... $ 3,370,000 $ 3,417,228
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,363,795
Vista Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 7,150,000 6,608,227
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 4,795,000 4,373,441
Washington Township Health Care District , GO , 2015 B , 5% , 8/01/45 .............
15,000,000 16,477,595
West Basin Municipal Water District ,
Revenue, 2021 A, Refunding, 5%, 8/01/23 ............................... 2,170,000 2,293,904
Revenue, 2021 A, Refunding, 5%, 8/01/24 ............................... 1,100,000 1,200,978
Revenue, 2021 A, Refunding, 5%, 8/01/25 ............................... 1,365,000 1,532,126
Revenue, 2021 A, Refunding, 5%, 8/01/26 ............................... 1,000,000 1,153,409
West Sacramento Area Flood Control Agency ,
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,328,748
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 8,321,870
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 6,179,706
15,312,877,343
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 30,400,000 29,290,835
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 112,100,000 111,584,261
140,875,096
U.S. Territories 0.9%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2021 A, Refunding, 2.499%, 10/01/25 ........................... 1,480,000 1,448,376
Revenue, 2021 A, Refunding, 2.699%, 10/01/26 ........................... 2,445,000 2,385,811
Revenue, 2021 A, Refunding, 2.899%, 10/01/27 ........................... 1,325,000 1,287,475
Revenue, 2021 A, Refunding, 3.099%, 10/01/28 ........................... 2,375,000 2,299,300
Revenue, 2021 A, Refunding, 3.189%, 10/01/29 ........................... 3,560,000 3,435,066
Revenue, 2021 A, Refunding, 3.339%, 10/01/30 ........................... 2,400,000 2,323,476
Revenue, 2021 A, Refunding, 3.489%, 10/01/31 ........................... 2,155,000 2,097,611
Revenue, 2021 A, Refunding, 3.839%, 10/01/36 ........................... 9,650,000 9,448,084
Revenue, 2021 A, Refunding, 4.46%, 10/01/43 ............................ 2,400,000 2,394,048
27,119,247
Puerto Rico 0.7%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 6,210,000 6,372,981
Revenue, 2002, 5.625%, 5/15/43 ...................................... 16,000,000 16,303,203
d
Puerto Rico Electric Power Authority ,
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/29 ............................. 20,000,000 20,625,000
Revenue, 2012 A RSA-1 2013 A, 7%, 7/01/33 ............................. 50,000,000 53,124,980
Revenue, WW-RSA-1, 5%, 7/01/28 .................................... 12,030,000 12,405,938
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 5,800,000 6,003,000
114,835,102
Total U.S. Territories .................................................................... 141,954,349
Total Municipal Bonds (Cost $14,011,263,572) ..................................
15,595,706,788
a a a a

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 49 .
Short Term Investments 3.5%
a a
Principal
Amount
a
Value
Municipal Bonds 3.5%
California 3.5%
e
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 0.08% ,
9/01/38 ......................................................... $ 12,150,000 $ 12,150,000
e
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 B , LOC Wells Fargo Bank NA , Daily VRDN and
Put , 0.07% , 8/15/47 ................................................ 28,435,000 28,435,000
e
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 0.07% , 7/01/46 ................................ 25,995,000 25,995,000
e
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 0.03% , 10/01/41 .................................. 39,165,000 39,165,000
e
Los Angeles Department of Water & Power , Power System , Revenue , 2001 B-6 ,
Refunding , SPA Barclays Bank plc , Daily VRDN and Put , 0.04% , 7/01/34 ........ 10,300,000 10,300,000
e
Metropolitan Water District of Southern California ,
Revenue, 2016 B-1, Refunding, SPA TD Bank NA, Daily VRDN and Put, 0.05%,
7/01/37 ........................................................ 100,000 100,000
Revenue, 2018 A-1, Refunding, SPA TD Bank NA, Daily VRDN and Put, 0.05%,
7/01/37 ........................................................ 13,075,000 13,075,000
e
Orange County Water District , COP , 2003 A , LOC Bank of America NA , Daily VRDN
and Put , 0.14% , 8/01/42 ............................................. 25,000,000 25,000,000
e
Santa Clara Valley Transportation Authority ,
2000 Measure A Sales Tax, Revenue, 2008 C, Refunding, SPA TD Bank NA, Daily
VRDN and Put, 0.03%, 4/01/36 ...................................... 31,610,000 31,610,000
2000 Measure A Sales Tax, Revenue, 2008 D, Refunding, LOC TD Bank NA, Daily
VRDN and Put, 0.05%, 4/01/36 ...................................... 37,000,000 37,000,000
e
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.08% , 7/01/36 ........................... 73,860,000 73,860,000
e
State of California ,
GO, 2003 C-4, LOC US Bank NA, Daily VRDN and Put, 0.12%, 5/01/33 ......... 27,700,000 27,700,000
GO, 2004 A-2, LOC State Street Bank & Trust Co., Daily VRDN and Put, 0.03%,
5/01/34 ........................................................ 16,730,000 16,730,000
e
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.03%, 5/15/48 .................. 31,800,000 31,800,000
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.04%, 5/15/48 .......... 52,000,000 52,000,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.04%, 5/15/48 .......... 69,270,000 69,270,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.03%, 5/15/48 .......... 77,000,000 77,000,000
571,190,000
Total Municipal Bonds (Cost $571,190,000) .....................................
571,190,000
Total Short Term Investments (Cost $571,190,000 ) ...............................
571,190,000
a
Total Investments (Cost $14,582,453,572) 99.2% ................................
$16,166,896,788
Other Assets, less Liabilities 0.8% .............................................
135,672,460
Net Assets 100.0% ...........................................................
$16,302,569,248
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $995,451,833, representing 6.1% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).

Franklin California Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

d
See Note 7 regarding defaulted securities.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $14,582,453,572
Value - Unaffiliated issuers .................................................................. $16,166,896,788
Cash .................................................................................... 70,107
Receivables:
Investment securities sold ................................................................... 100,529,971
Capital shares sold ........................................................................ 14,001,887
Interest ................................................................................. 139,888,495
Total assets .......................................................................... 16,421,387,248
Liabilities:
Payables:
Investment securities purchased .............................................................. 76,174,943
Capital shares redeemed ................................................................... 26,218,352
Management fees ......................................................................... 5,948,361
Distribution fees .......................................................................... 1,608,990
Transfer agent fees ........................................................................ 994,410
Trustees' fees and expenses ................................................................. 4,521
Distributions to shareholders ................................................................. 4,804,652
Accrued expenses and other liabilities ........................................................... 3,063,771
Total liabilities ......................................................................... 118,818,000
Net assets, at value ................................................................. $16,302,569,248
Net assets consist of:
Paid-in capital ............................................................................. $15,459,509,024
Total distributable earnings (losses) ............................................................. 843,060,224
Net assets, at value ................................................................. $16,302,569,248

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,412,285,284
Shares outstanding ........................................................................ 324,239,444
Net asset value per share
a
.................................................................. $7.44
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $7.73
Class A1:
Net assets, at value ....................................................................... $10,201,944,368
Shares outstanding ........................................................................ 1,373,229,768
Net asset value per share
a
.................................................................. $7.43
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $7.72
Class C:
Net assets, at value ....................................................................... $723,593,386
Shares outstanding ........................................................................ 97,597,055
Net asset value and maximum offering price per share
a
............................................. $7.41
Class R6:
Net assets, at value ....................................................................... $345,058,090
Shares outstanding ........................................................................ 46,500,010
Net asset value and maximum offering price per share ............................................. $7.42
Advisor Class:
Net assets, at value ....................................................................... $2,619,688,120
Shares outstanding ........................................................................ 353,254,649
Net asset value and maximum offering price per share ............................................. $7.42
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Operations
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin California Tax-Free Income
Fund
Period Ended
February 28, 2022
a
Year Ended March
31, 2021
Investment income:
Interest:
Unaffiliated issuers ....................................................... $514,503,012 $596,640,838
Expenses:
Management fees (Note 3 a ) .................................................. 68,427,539 73,226,889
Distribution fees: (Note 3c )
    Class A ............................................................... 5,445,977 4,427,399
    Class A1 .............................................................. 9,619,202 10,684,582
    Class C ............................................................... 5,302,245 6,992,870
Transfer agent fees: (Note 3e )
    Class A ............................................................... 1,146,268 1,019,430
    Class A1 .............................................................. 5,241,406 6,519,159
    Class C ............................................................... 426,729 622,735
    Class R6 .............................................................. 76,988 59,561
    Advisor Class ........................................................... 1,277,006 1,362,248
Custodian fees (Note 4 ) ..................................................... 88,025 90,366
Reports to shareholders fees ................................................. 256,129 205,088
Registration and filing fees ................................................... 156,886 154,289
Professional fees .......................................................... 157,459 351,756
Trustees' fees and expenses ................................................. 146,109 144,949
Other ................................................................... 567,556 701,315
Total expenses ........................................................ 98,335,524 106,562,636
Expense reductions (Note 4 ) .............................................. (74,220) (144,564)
Expenses waived/paid by affiliates (Note 3 and 3 f ) .............................. (285) (13,123)
Net expenses ........................................................ 98,261,019 106,404,949
Net investment income ............................................... 416,241,993 490,235,889
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 127,429,234 22,797,752
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (745,776,220) 421,902,497
Net realized and unrealized gain (loss) ........................................... (618,346,986) 444,700,249
Net increase (decrease) in net assets resulting from operations ......................... $(202,104,993) $934,936,138
a
For the period April 1, 2021 to February 28, 2022.

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin California Tax-Free Income Fund
Period Ended
February 28, 2022
a
Year Ended
March 31, 2021
Year Ended
March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $416,241,993 $490,235,889 $500,037,492
Net realized gain (loss) .............................. 127,429,234 22,797,752 (134,416,400)
Net change in unrealized appreciation (depreciation) ........ (745,776,220) 421,902,497 237,530,082
Net increase (decrease) in net assets resulting from
operations ................................... (202,104,993) 934,936,138 603,151,174
Distributions to shareholders:
Class A .......................................... (53,499,461) (48,518,935) (31,341,778)
Class A1 ......................................... (260,995,462) (328,240,709) (390,859,950)
Class C .......................................... (16,830,244) (25,424,832) (31,683,409)
Class R6 ......................................... (8,375,467) (6,958,278) (4,986,690)
Advisor Class ..................................... (65,985,188) (70,956,814) (62,073,101)
Total distributions to shareholders ....................... (405,685,822) (480,099,568) (520,944,928)
Capital share transactions: (Note 2 )
Class A .......................................... 434,390,342 639,600,509 889,240,042
Class A1 ......................................... (508,292,749) (679,834,875) (467,749,607)
Class C .......................................... (269,980,029) (132,618,274) (12,029,852)
Class R6 ......................................... 78,785,563 90,043,567 83,819,528
Advisor Class ..................................... 218,813,972 548,024,489 242,039,708
Total capital share transactions ......................... (46,282,901) 465,215,416 735,319,819
Net increase (decrease) in net assets ................ (654,073,716) 920,051,986 817,526,065
Net assets:
Beginning of period .................................. 16,956,642,964 16,036,590,978 15,219,064,913
End of period ....................................... $16,302,569,248 $16,956,642,964 $16,036,590,978
a
For the period April 1, 2021 to February 28, 2022.

Franklin California Tax-Free Income Fund

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Effective August
2, 2021, Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
As approved by the Fund’s Board of Trustees (the Board)
at a meeting held on December 9, 2021, the Fund’s fiscal
year was changed to February 28. As a result, the Fund
had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end March 31, 2021 and
February 28, 2022.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Board, the Fund's
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee
(VC). The Fund may utilize independent pricing services,
quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Period Ended
February 28, 2022
a
Shares Amount
Class A Shares:
Shares sold
b
................................... 102,849,999 $800,681,168
Shares issued in reinvestment of distributions .......... 6,232,164 48,151,934
Shares redeemed ............................... (53,757,023) (414,442,760)
Net increase (decrease) .......................... 55,325,140 $434,390,342
Class A1 Shares:
Shares sold ................................... 27,965,848 $216,900,382
Shares issued in reinvestment of distributions .......... 28,376,063 219,117,806
Shares redeemed ............................... (122,160,097) (944,310,937)
Net increase (decrease) .......................... (65,818,186) $(508,292,749)
Class C Shares:
Shares sold ................................... 8,856,498 $68,689,312
Shares issued in reinvestment of distributions .......... 2,081,718 16,060,375
Shares redeemed
b
.............................. (45,808,242) (354,729,716)
Net increase (decrease) .......................... (34,870,026) $(269,980,029)
Class R6 Shares:
Shares sold ................................... 27,701,071 $212,525,404
Shares issued in reinvestment of distributions .......... 1,060,271 8,169,377
Shares redeemed ............................... (18,788,650) (141,909,218)
Net increase (decrease) .......................... 9,972,692 $78,785,563
Advisor Class Shares:
Shares sold ................................... 89,585,752 $690,000,973
Shares issued in reinvestment of distributions .......... 7,531,931 58,048,798
Shares redeemed ............................... (68,827,137) (529,235,799)
Net increase (decrease) .......................... 28,290,546 $218,813,972
Year Ended
March 31, 2021
Year Ended
March 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
b
................................... 116,764,837 $900,106,033 147,850,300 $1,129,226,407
Shares issued in reinvestment of distributions .......... 5,649,675 43,540,099 3,713,022 28,452,283
Shares redeemed ............................... (39,521,104) (304,045,623) (36,071,424) (268,438,648)
Net increase (decrease) .......................... 82,893,408 $639,600,509 115,491,898 $889,240,042

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
March 31, 2021
Year Ended
March 31, 2020
Shares Amount Shares Amount
Class A1 Shares:
Shares sold ................................... 38,448,447 $295,862,358 63,767,239 $484,727,281
Shares issued in reinvestment of distributions .......... 35,578,222 273,460,524 42,461,763 323,900,166
Shares redeemed ............................... (163,644,176) (1,249,157,757) (168,900,892) (1,276,377,054)
Net increase (decrease) .......................... (89,617,507) $(679,834,875) (62,671,890) $(467,749,607)
Class C Shares:
Shares sold ................................... 21,886,128 $168,140,968 43,981,976 $335,147,952
Shares issued in reinvestment of distributions .......... 3,102,271 23,791,412 3,752,742 28,558,209
Shares redeemed
b
.............................. (42,202,150) (324,550,654) (49,771,041) (375,736,013)
Net increase (decrease) .......................... (17,213,751) $(132,618,274) (2,036,323) $(12,029,852)
Class R6 Shares:
Shares sold ................................... 18,408,171 $141,741,350 15,488,743 $118,031,661
Shares issued in reinvestment of distributions .......... 897,010 6,895,210 646,831 4,937,451
Shares redeemed ............................... (7,653,152) (58,592,993) (5,240,812) (39,149,584)
Net increase (decrease) .......................... 11,652,029 $90,043,567 10,894,762 $83,819,528
Advisor Class Shares:
Shares sold ................................... 129,992,816 $988,998,367 92,321,947 $701,556,237
Shares issued in reinvestment of distributions .......... 8,037,135 61,706,862 6,874,739 52,369,097
Shares redeemed ............................... (65,656,687) (502,680,740) (67,887,140) (511,885,626)
Net increase (decrease) .......................... 72,373,264 $548,024,489 31,309,546 $242,039,708
a
For the period April 1, 2021 to February 28, 2022.
b
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended February 28, 2022, the annualized gross effective investment management fee rate was 0.435% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.10%
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2022, the Fund paid transfer agent fees of $8,168,397, of which $3,992,510 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until July 31, 2022.
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until July 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended February 28, 2022, these purchases and sales transactions aggregated $218,160,000 and $73,330,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the capital loss carryforwards were as follows:
During the period ended February 28, 2022, the Fund utilized $131,379,671 of capital loss carryforwards.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $104,495
CDSC retained .............................................................................. $527,672
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $454,562,454
Long term ................................................................................ 306,754,989
Total capital loss carryforwards ............................................................... $761,317,443
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
The tax character of distributions paid during the period ended February 28, 2022 and years ended March 31, 2021 and 2020, was as follows:
At February 28, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2022, aggregated
$3,167,836,438 and $3,522,313,032, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2022, the aggregate value of these securities was $86,155,918, representing 0.6% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring
2022 2021
Distributions paid from:
Tax exempt income ........................................................ $405,685,822 $480,099,568
2020
Distributions paid from:
Tax exempt income ........................................................ $520,944,928
Cost of investments .......................................................................... $14,581,304,227
Unrealized appreciation ........................................................................ $1,758,493,756
Unrealized depreciation ........................................................................ (172,901,195)
Net unrealized appreciation (depreciation) .......................................................... $1,585,592,561
Distributable earnings:
Undistributed ordinary income ................................................................... $1,675,917
Undistributed tax exempt income ................................................................. $21,934,959
Total distributable earnings ..................................................................... $23,610,876
5. Income Taxes
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2022, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
8. Concentration of Risk
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 28, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
12. Fair Value Measurements
(continued)

Franklin California Tax-Free Income Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Franklin California Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
California Tax-Free Income Fund (the “Fund”) as of February 28, 2022, the related statements of operations for the period April
1, 2021 through February 28, 2022 and year ended March 31, 2021, the statement of changes in net assets for the period April
1, 2021 through February 28, 2022 and years ended March 31, 2021 and 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the period April 1, 2021 through February 28, 2022 and year ended March 31, 2021, the changes in its net assets for the period April 1, 2021 through February 28, 2022 and years ended March 31, 2021 and 2020, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Tax Information (unaudited)
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its period.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the period ended February 28, 2022:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $405,685,822

Franklin California Tax-Free Income Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1977 120 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 101 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign
Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin California Tax-Free Income Fund

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since
2013, Trustee
since 1983 and
Vice President
since 1982
121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President
since 2009 and Co-
Secretary since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of the Fund,
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.

Franklin California Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional California municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median and in the first (best) quintile of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the three-, five-, and 10-year periods was
above the median of its Performance Universe, but below
the median of its Performance Universe for the one-year
period. The Board considered the income-related attributes
of the Fund (such as fund name, investment objective and/
or investment strategy) and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given the Fund’s income-related attributes
and investor expectations. The Board concluded that the
Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund
and for Class A shares for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and ten
other California municipal debt funds. The Board noted that
the Management Rate for the Fund was slightly above the
median of its Expense Group, but its actual total expense
ratio was below the median and in the first quintile (least
expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses

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Shareholder Information

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Annual Report
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that, to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1112 A 04/22
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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should
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Annual Report and Shareholder Letter
Franklin California Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $94,047 for the fiscal year ended February 28, 2022 and $109,217 for the fiscal year ended March 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $6,593 for the fiscal year ended February 28, 2022 and $0 for the fiscal year ended March 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $73,743 for the fiscal year ended February 28, 2022 and $36,800 for the fiscal year ended March 31, 2021. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey, assets under management certification, professional fees in connection with SOC 1 Reports, and professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $80,336 for the fiscal year ended February 28, 2022 and $36,800 for the fiscal year ended March 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2022